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                                             As filed pursuant to Rule 497 under
                                             the Securities Act of 1933
                                             Registration No. 333-65118 and
                                             811-3859



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                SUPPLEMENT TO THE POLARIS CHOICE VARIABLE ANNUITY
                        PROSPECTUS DATED OCTOBER 1, 2001
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The Supplement dated January 10, 2002 to this prospectus is hereby revoked.


Date: January 11, 2002




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